Investment Risks - Yorkville America Anti-Debasement Index ETF	Oct. 19, 2026
BTC Risk Member
Prospectus [Line Items]
Risk [Text Block]
BTC Risk: Bitcoin (“BTC”) is a relatively new digital asset subject to unique and substantial risks. The price of BTC has been extremely volatile and may be driven largely by speculation, macroeconomic conditions, leveraged trading, and the activity of large holders. BTC is also subject to fraud, theft, manipulation, and cybersecurity failures at trading platforms and custodians that are largely unregulated; technological and operational risks affecting the Bitcoin Network; and
uncertain and changing regulation.

Any of these risks could cause the value of BTC, and of the BTC-related instruments in which the Fund invests, to decline significantly. For more information, see “Important Information about Bitcoin” and “BTC Risk” in ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS.
The realization of any of these risks could result in a decline in the acceptance or use of BTC and a corresponding reduction in the value of BTC, of ETFs or ETPs that track BTC, of BTC futures, and of options on those instruments, and therefore in the value of the Fund’s investments and of the Fund.

Indirect Investments in Bitcoin through Bitcoin ETPs. Bitcoin ETPs, including the iShares Bitcoin Trust ETF (“IBIT”), are not registered investment companies under the Investment Company Act of 1940, as amended, or commodity pools under the Commodity Exchange Act. Their shareholders therefore do not have the protections of those regimes.

The value of the BTC held by a Bitcoin ETP is generally tied to a benchmark rate. For IBIT, that rate is the CME CF Bitcoin Reference Rate – New York Variant, calculated once daily from trades on a limited number of platforms. If the benchmark is unavailable or unreliable, the ETP may fair value its BTC at prices that differ from actual market prices. Any disruption, inaccuracy, or methodology change could adversely affect the value of the Fund’s investment.

Bitcoin ETPs generally do not insure their BTC. Any custodian insurance is shared among all of the custodian’s clients. Custodian liability is contractually capped, and consequential damages are excluded. If private keys are lost or compromised, the associated BTC may be permanently lost. BTC held in an omnibus trading account with a prime execution agent gives the ETP only a pro rata claim, and that BTC may be subject to a trade credit lender’s lien. These risks increase where a single group of affiliated firms acts as custodian, prime execution agent, and lender. Bitcoin ETP shares may trade at a premium or discount to net asset value, and an ETP may abandon assets arising from forks or airdrops.

Digital Assets/Cryptocurrency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Digital Assets/Cryptocurrency Risk. The performance of the Underlying Index, and consequently the Fund’s performance, is subject to the risks of the digital assets industry. The trading prices of many digital assets/cryptocurrency, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Assets, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the digital assets, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the assets of the Underlying Security. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.
Cryptocurrencies are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.
Gold Risk Member
Prospectus [Line Items]
Risk [Text Block]
Gold Risk. The Fund obtains exposure to gold primarily through investments in exchange-traded products ("Gold ETPs") that are designed to reflect the performance of gold, such as SPDR® Gold Shares ("GLD"), and may obtain gold exposure through other investments consistent with its investment strategies. As a result, the Fund is subject to the risks associated with gold generally, as well as the risks associated with investing in Gold ETPs.

The price of gold is subject to significant fluctuations and may be adversely affected by large-scale gold sales, particularly during periods of economic stress or financial market disruption. Gold prices may fluctuate rapidly and dramatically, have historically exhibited a low correlation with the returns of the stock and bond markets, and may not correlate with the performance of other asset classes. The price of gold may be significantly affected by international monetary and political developments, including currency devaluations or revaluations, central bank purchases and sales, economic and social conditions, trade imbalances, and trade or currency restrictions. Additional factors affecting the price of gold include changes in interest rates, global supply and demand, imports and exports, mining and production costs, technological advances in gold extraction and processing, weather conditions affecting production, and increased hedging activity involving precious metals. Investments linked to gold may be speculative and subject to greater price volatility than many other asset classes. For example, significant gold sales by central banks or other governmental entities could increase the supply of gold and adversely affect its market price.

Indirect Investments in Gold through Gold ETPs. Gold ETPs, including GLD, are not registered investment companies under the Investment Company Act of 1940, as amended.

The value of the gold held by a Gold ETP is generally tied to the LBMA Gold Price PM, which serves as a widely recognized benchmark for the global gold market. The LBMA Gold Price PM is established through an auction process involving market participants. Any disruption, inaccuracy, or modification to the benchmark methodology could adversely affect the valuation of the gold held by a Gold ETP and, consequently, the value of the Fund's investment.

Gold ETPs are also subject to significant custodial and operational risks associated with holding physical gold. Gold held by a Gold ETP may be lost, damaged, stolen, or become inaccessible as a result of natural disasters, terrorism, cyber incidents, or other events. Gold ETPs generally do not insure all of their gold holdings against loss, and any insurance maintained by a custodian may not fully cover potential losses. The liability of a custodian or subcustodian is typically limited to direct losses resulting from negligence, fraud, or willful misconduct and generally is limited to the market value of the gold at the time of the loss. In addition, custodians responsible for safeguarding physical gold generally are not subject to a regulatory framework specifically governing gold bullion custody and instead rely on industry practices and internal controls. Gold held in unallocated accounts generally is not segregated from a custodian's assets, and, in the event of a custodian's insolvency, a Gold ETP could be treated as an unsecured creditor, potentially resulting in delays, additional costs, or losses in recovering its gold holdings. Legal and practical challenges associated with enforcing rights against custodians or subcustodians, particularly in foreign jurisdictions, may further increase these risks.

Silver Risk Member
Prospectus [Line Items]
Risk [Text Block]
Silver Risk. The Fund obtains exposure to silver primarily through investments in exchange-traded products ("Silver ETPs") that are designed to reflect the performance of silver, such as iShares Silver Trust ("SLV"), and may obtain silver exposure through other investments consistent with its investment strategies. As a result, the Fund is subject to the risks associated with silver generally, as well as the risks associated with investing in Silver ETPs.

The price of silver has historically experienced significant and unpredictable fluctuations and may be affected by changes in economic conditions, inflation expectations, interest rates, industrial demand, investment demand, mine production, recycling activity, geopolitical events, and other macroeconomic factors. Silver has historically been more volatile than many other asset classes and may be considered a speculative investment. The physical silver market is subject to supply and demand imbalances, and periods in which demand for silver exceeds available supply, or vice versa, may result in increased price volatility. Changes in investor sentiment toward silver, increased hedging activity by silver producers, or a decline in industrial demand for silver may adversely affect the market price of silver and, consequently, the value of the Fund's investments.

Indirect Investments in Silver through Silver ETPs. Silver ETPs, including SLV, are not registered investment companies under the Investment Company Act of 1940, as amended.

The value of the silver held by a Silver ETP is generally tied to the LBMA Silver Price, which serves as a widely recognized benchmark for the global silver market. The LBMA Silver Price is established through an electronic auction administered by ICE Benchmark Administration. Disruptions to the auction process, technological failures, inaccuracies in the benchmark, or concerns regarding the integrity or potential manipulation of the benchmark could adversely affect the valuation of the silver held by a Silver ETP, the calculation of fees, the pricing of silver sales, and the value of the Fund's investment. A loss of market confidence in the LBMA Silver Price as an accurate benchmark also could adversely affect investor demand for silver and the value of Silver ETPs.

Silver ETPs are also subject to significant custodial and operational risks associated with holding physical silver. Silver held by a Silver ETP may be lost, damaged, stolen, or become inaccessible as a result of natural disasters, terrorism, cyber incidents, or other events. Silver ETPs generally do not insure all of their silver holdings against loss, and any insurance maintained by a custodian may not fully cover potential losses. The liability of a custodian or subcustodian is typically limited to direct losses resulting from negligence, fraud, or willful misconduct and generally is limited to the market value of the silver at the time of the loss. In addition, custodians responsible for safeguarding physical silver generally are not subject to a regulatory framework specifically governing precious metals custody and instead rely on industry practices and internal controls. Silver held in unallocated accounts generally is not segregated from a custodian's assets, and, in the event of a custodian's insolvency, a Silver ETP could be treated as an unsecured creditor, potentially resulting in delays, additional costs, or losses in recovering its silver holdings. Legal and practical challenges associated with enforcing rights against custodians or subcustodians, particularly in foreign jurisdictions, may further increase these risks.

Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Passive Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Passive Investment Risk. Because the Fund seeks to track the Underlying Index, the Adviser generally will not sell a security solely because the security's issuer is experiencing financial difficulty or because the Adviser believes the security is overvalued. Accordingly, the Fund may hold securities that are declining in value or underperforming the broader market.

Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in it holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Index Methodology Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Methodology Risk. The Fund seeks to track the Underlying Index, which is constructed using rules established by the Index Provider. There can be no assurance that the Index methodology will accurately measure the performance of index constituents that satisfy the Index's eligibility criteria or otherwise achieve its intended investment objective.

Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Anti-Debasement Index Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Anti-Debasement Index Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Anti-Debasement Index Subsidiary, will not have all the protections offered to investors in registered investment companies.

Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in Bitcoin (or any other digital assets) or precious metals presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to Bitcoin or precious metals through investments in the Anti-Debasement Index Subsidiary, which is intended to provide the Fund with exposure to Bitcoin or precious metals’ returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the Anti-Debasement Index Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to Bitcoin or precious metals’ returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.
Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent the Underlying Index concentrates in an industry or group of Industries, the Fund will also be concentrated in such industry or group of industries. In this regard, the Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund's investments more than the market as a whole, to the extent that the Fund's investments are focused in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Cyber Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cyber Security Risk. A Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.